Convertible Notes Payable (Details Narrative) - USD ($)		1 Months Ended
	May 02, 2022	Nov. 21, 2022	Nov. 30, 2022	Aug. 09, 2022	Feb. 28, 2022	Feb. 28, 2021
Debt Instrument [Line Items]
Convertible note payable	$ 730,000		$ 730,000
Accruing interest, percentage	20.00%
Maturity date	Apr. 30, 2023
Conversion rate	$ 0.0001					$ 2.00
Common Stock per share	$ 4.00		$ 0.0001		$ 0.0001	$ 0.0001
Debt Instrument, Face Amount				$ 4,800,000
Number of private placement shares		2,887,500
Share Price		$ 4.00
Proceeds from Issuance or Sale of Equity		$ 11,550,000
Debt, Current			$ 5,280,000
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Conversion rate				$ 0.0001
Common Stock per share				$ 2.00
Debt Instrument, Face Amount				$ 4,800,000